Composition of federal funds purchased and assets sold under agreements to repurchase (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets Sold under Agreements to Repurchase [Line Items]
Assets sold under agreements to repurchase	$ 1,659,292	$ 2,016,752
Maximum aggregate balance outstanding at any month-end	2,269,565	2,113,557
Average montly aggregate balance outstanding	$ 1,844,061	$ 1,885,207
Weighted average interest rate for the year	1.92%	2.33%
Weighted average interest rate at December 31	2.07%	1.91%